Fair Value Measurements (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Fair Value Measurements (Details) [Line Items]
Initial public offering (in Dollars)		$ 176,759
Dividend yield	0.00%	0.00%
Term (in years)	5 years	4 years 6 months
Volatility	13.50%	10.70%
Exercise price (in Dollars per share) | $ / shares	$ 11.5	$ 11.5
Risk-free rate	0.81%	0.87%
Amount of fair value (in Dollars)	$ 126,677
Fair value of warrant liability (in Dollars)		$ 50,008
Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 11.5	$ 11.5